Property Plant and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Carrying amount	$ 32,100	$ 56,700	$ 121,800
Net assets	$ 66,200
Discount Rate Description	Key assumptions used in Relief Canyon Mine’s fair value model as at March 31, 2021 include estimation of production profile and reserves from its life-of-mine plan, operating and capital costs to extract the reserves, discount rate of 6-8% based on the Company’s weighted average cost of capital, gold price from $1,860 per ounce in 2021 down to $1,608 per ounce in 2025 and beyond based on observable market data including spot price and industry analyst consensus, and mine life of 5 years. An increase and decrease in discount rate of 1% would impact the recoverable amount by estimates of approximately $2.3 million decrease and $2.4 million increase, respectively, an increase and decrease in gold recovery rate of 1% would impact the recoverable amount by estimates of approximately $4.7 million increase and $4.7 million decrease, respectively, and an increase and decrease in long-term gold price of $100 per ounce would impact the recoverable amount by estimates of approximately $16.6 million increase and $17.3 million decrease, respectively
Impairment carrying value	$ 6,000	13,400	55,600
Impairment mineral interests	6,000	3,500
Impairment plant and equipment	9,900
Recoverable amount	$ 26,100	43,300
Increase and decrease in market capitalization, percentage	1.00%
Impairment loss			$ 400
Right-of-use assets [member]
Statement [Line Items]
Carrying amount	$ 1,500	3,000
Right Of Use Assets 1 [Member]
Statement [Line Items]
Carrying amount	3,700
Mineral interests [member]
Statement [Line Items]
Carrying amount	16,300	22,500
Impairment plant and equipment	41,200
Plant and equipment [member]
Statement [Line Items]
Carrying amount	9,600	12,400
Non-producing properties [Member]
Statement [Line Items]
Carrying amount	12,500
Plant And Equipment 1 [Member]
Statement [Line Items]
Carrying amount	10,700
Miniimum [member]
Statement [Line Items]
Recoverable amount	200	400
Net assets determined after-tax discounted cash flows increase	23	64
Maxiimum [member]
Statement [Line Items]
Recoverable amount	200	400
Net assets determined after-tax discounted cash flows increase	$ 31	$ 77